Shareholder Report, Line Graph (Details) 191453_CrossingBridge Low Duration High Income Fund_Retail Class_TSR Annual {Retail Class} - USD ($)		12 Months Ended
	Oct. 31, 2024	Sep. 30, 2025
Retail Class
Account Value [Line Items]
Line Graph and Table Measure Name		Retail Class
Accumulated Value	$ 10,000	$ 10,580
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	$ 10,550
ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index
Accumulated Value	10,000	$ 10,765
ICE BofA 0-3 Year U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 0-3 Year U.S. Treasury Index
Accumulated Value	10,000	$ 10,437
ICE BofA 1-3 Year US Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Corporate Bond Index
Accumulated Value	$ 10,000	$ 10,531